Insurance Reserves (Recorded Liabilities For Policyholder Account Balances) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Insurance Reserves [Line Items]
Policyholder account balances	$ 26,345	$ 26,978
Investment Contracts
Insurance Reserves [Line Items]
Policyholder account balances	18,880	19,772
Investment Contracts | Annuity Contracts
Insurance Reserves [Line Items]
Policyholder account balances	13,353	13,126
Investment Contracts | GICs, Funding Agreements And FABNs
Insurance Reserves [Line Items]
Policyholder account balances	2,623	3,717
Investment Contracts | Structured Settlements Without Life Contingencies
Insurance Reserves [Line Items]
Policyholder account balances	2,195	2,317
Investment Contracts | Supplementary Contracts Without Life Contingencies
Insurance Reserves [Line Items]
Policyholder account balances	671	573
Investment Contracts | Other
Insurance Reserves [Line Items]
Policyholder account balances	38	39
Universal Life Insurance Contracts
Insurance Reserves [Line Items]
Policyholder account balances	$ 7,465	$ 7,206